Interim Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Feb. 28, 2026	Aug. 31, 2025
Current assets
Cash	$ 26,026	$ 7,770
Amounts receivable	8,588	3,818
Prepayments and other assets	926	1,237
Inventories	20,008	13,018
Total current assets	55,548	25,843
Other long-term assets	5,048	3,916
Mineral property, plant and equipment	97,771	87,493
Total assets	158,367	117,252
Current liabilities
Amounts payable and accrued liabilities	11,765	18,164
Income tax payable	9,679	753
Current portion of deferred revenue		3,408
Current portion of lease liabilities	1,462	1,201
Current portion of borrowings	540
Derivative financial instrument liabilities		1,011
Total current liabilities	23,446	24,537
Lease liabilities	1,438	1,606
Deferred income tax liability	18,114	15,670
Borrowings	1,722
Provision for reclamation	1,221	1,151
Total liabilities	45,941	42,964
Equity
Share capital	222,917	168,001
Share-based payments reserve	6,911	8,778
Warrants reserve	1,062	1,700
Accumulated deficit	(145,750)	(121,206)
Equity attributable to shareholders	85,140	57,273
Non-controlling interest	27,286	17,015
Total equity	112,426	74,288
Total equity and liabilities	$ 158,367	$ 117,252